Other Long-term Liabilities	6 Months Ended
Jun. 30, 2012
Other Long-term Liabilities [Abstract]
Other Long-term Liabilities
8.  Other Long-term Liabilities

Other Long-term Liabilities balance of $856 and $609 as of June 30, 2012 and December 31, 2011, respectively, consists of long term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years.  The Company is in the process of researching and resolving the balances for settlement and/or write-off.